Goodwill and Intangible Assets - Future Intangible Asset Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization Expense, 2015		$ 11,361
Amortization Expense, 2016		9,192
Amortization Expense, 2017		8,216
Amortization Expense, 2018		7,274
Amortization Expense, 2019		5,858
Amortization Expense,Thereafter		12,293
Amortization Expense,Total	$ 48,278	$ 54,194	$ 66,701